Earnings per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per Share ("EPS")
Schedule of basic and diluted EPS

	2024			2023
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net loss	(in millions)	Amount
Basic earnings (loss) per share	$552.1	192.4	$2.87	$(466.4)	192.0	$(2.43)
Effect of dilutive securities	—	0.2	—	—	0.3	—
Diluted earnings (loss) per share	$552.1	192.6	$2.87	$(466.4)	192.3	$(2.43)